Schedule of Convertible Notes Payable, Unrelated Parties (Details) - Nonrelated Party [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Total convertible notes payable, unrelated parties		$ 4,919,191
Convertible Notes Payable [Member]
Defined Benefit Plan Disclosure [Line Items]
Total convertible notes payable, unrelated parties
Convertible Notes Payable One [Member]
Defined Benefit Plan Disclosure [Line Items]
Total convertible notes payable, unrelated parties		645,600
Convertible Notes Payable Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Total convertible notes payable, unrelated parties		200,000
Convertible Notes Payable Three [Member]
Defined Benefit Plan Disclosure [Line Items]
Total convertible notes payable, unrelated parties		1,250,000
Convertible Notes Payable Four [Member]
Defined Benefit Plan Disclosure [Line Items]
Total convertible notes payable, unrelated parties		700,000
Convertible Notes Payable Five [Member]
Defined Benefit Plan Disclosure [Line Items]
Total convertible notes payable, unrelated parties		$ 2,123,591